Non-Controlling Interest	6 Months Ended
Jun. 30, 2026
Non-Controlling Interest
Non-Controlling Interest

8. Non-Controlling Interest

At June 30, 2026, the Company had an effective 99.67% (December 31, 2025 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (December 31, 2025 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current period income attributable to the non-controlling interest are insignificant and accordingly have not been presented separately in the consolidated financial statements.